Finance costs and fair value change in derivative instruments - Summary of Detailed Information About Finance Costs and Fair Value Change in Derivative Instruments (Detail)
₨ in Millions, $ in Millions
	12 Months Ended
	Mar. 31, 2025 INR (₨)	Mar. 31, 2025 USD ($)	Mar. 31, 2024 INR (₨)	Mar. 31, 2023 INR (₨)
Disclosure Of Detailed Information About Finance Cost And Fair Value Change in Derivative Instruments [Abstract]
Interest expense	₨ 49,601	$ 581	₨ 42,051	₨ 43,066
Bank charges	984	12	745	869
Option premium amortisation	601	7	1,900	2,510
Loss on fair value changes on derivative instruments	220	3	1,493	1,799
Loss on account of modification of contractual cash flows	0		19	1,277
Unwinding of discount on provisions	773	9	977	953
Unamortised ancillary borrowing cost written off	173	2	321	492
Total	₨ 52,352	$ 613	₨ 47,506	₨ 50,966